COLI VUL-4 Series Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of COLI VUL-4 Series Account of Empower Annuity Insurance Company of America and Policy Owners of COLI VUL-4 Series Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise COLI VUL-4 Series Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 20, 2026

1

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

BNY Mellon Stock Index Fund, Inc., Initial Shares

DWS Core Equity VIP, Class A

DWS Small Cap Index VIP, Class A

Empower Aggressive Profile Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

PIMCO VIT Total Return Portfolio, Administrative Class

Putnam VT Large Cap Value Fund, Class IA

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from June 14, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Government Money Market Portfolio, Service Class

The statement of changes in net assets for the period from January 1, 2024 to June 14, 2024 (date of liquidation).

Empower Government Money Market Fund, Investor Class

The statement of changes in net assets for the year ended December 31, 2024.

Alger Small Cap Growth Portfolio, Class I-2

American Funds IS Growth Fund, Class 2

American Funds IS International Fund

Empower Bond Index Fund, Investor Class

Invesco V.I. Global Real Estate Fund, Series I

Royce Capital Fund Micro-Cap Portfolio, Service Class

2

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Inc., Initial Shares	DWS Core Equity VIP, Class A	DWS Small Cap Index VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
ASSETS:
Investments at fair value (1)	$262,548	$65,798	$20,416	$69	$86,552	$50,670	$13,215

LIABILITIES:
Payable to the Company	23	-	-	-	-	-	-
NET ASSETS	$262,525	$65,798	$20,416	$69	$86,552	$50,670	$13,215

Fair value per share (NAV)	$87.15	$14.05	$15.02	$6.04	$6.56	$7.46	$8.38
Shares outstanding in the Separate Account	3,013	4,683	1,359	11	13,194	6,792	1,577

(1) Investments in mutual fund shares, at cost	$167,576	$52,290	$18,441	$67	$91,707	$51,134	$13,355

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

3

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Service Class 2	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Large Cap Value Fund, Class IA
ASSETS:
Investments at fair value (1)	$37,370	$252	$45,624	$20,319	$17,928	$32,576	$123,464

LIABILITIES:
Payable to the Company	-	-	-	-	-	-	-
NET ASSETS	$37,370	$252	$45,624	$20,319	$17,928	$32,576	$123,464

Fair value per share (NAV)	$56.86	$1.00	$35.17	$9.93	$55.82	$9.45	$36.33
Shares outstanding in the Separate Account	657	252	1,297	2,046	321	3,447	3,398

(1) Investments in mutual fund shares, at cost	$27,447	$252	$44,716	$23,678	$10,522	$35,613	$81,342

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

4

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Inc., Initial Shares	DWS Core Equity VIP, Class A	DWS Small Cap Index VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$2,463	$474	$250	$1	$1,911	$1,023	$301

TOTAL INVESTMENT INCOME	2,463	474	250	1	1,911	1,023	301

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,377	129	(92)	116	(70)	(56)	(100)
Capital gain distributions	12,861	6,122	1,066	78	4,321	1,831	379

Net realized gain (loss) on investments	14,238	6,251	974	194	4,251	1,775	279

Change in net unrealized appreciation (depreciation) on investments	22,520	2,793	1,071	112	3,125	3,227	714

Net realized and unrealized gain (loss) on investments	36,758	9,044	2,045	306	7,376	5,002	993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,221	$9,518	$2,295	$307	$9,287	$6,025	$1,294

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

5

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Service Class 2	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Large Cap Value Fund, Class IA
INVESTMENT INCOME:
Dividend income	$-	$10	$107	$1,047	$232	$1,259	$1,703

TOTAL INVESTMENT INCOME	-	10	107	1,047	232	1,259	1,703

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	195	-	26	(53)	79	(71)	544
Capital gain distributions	5,788	-	5,055	-	-	-	7,120

Net realized gain (loss) on investments	5,983	-	5,081	(53)	79	(71)	7,664

Change in net unrealized appreciation (depreciation) on investments	587	-	(477)	416	3,733	1,444	11,761

Net realized and unrealized gain (loss) on investments	6,570	-	4,604	363	3,812	1,373	19,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,570	$10	$4,711	$1,410	$4,044	$2,632	$21,128

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

6

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Inc., Initial Shares	DWS Core Equity VIP, Class A	DWS Small Cap Index VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$2,463	$474	$250	$1	$1,911	$1,023	$301
Net realized gain (loss) on investments	14,238	6,251	974	194	4,251	1,775	279
Change in net unrealized appreciation (depreciation) on investments	22,520	2,793	1,071	112	3,125	3,227	714

Net increase (decrease) in net assets resulting from operations	39,221	9,518	2,295	307	9,287	6,025	1,294

POLICY TRANSACTIONS:
Policy owners' net payments	4,007	-	-	-	-	2,316	1,158
Policy maintenance charges	(3,284)	(810)	(252)	(4,398)	(793)	(612)	(3,121)
Net transfers (to) from the Company and/or Subaccounts	(24)	-	(1)	1	1	-	1

Increase (decrease) in net assets resulting from Policy transactions	699	(810)	(253)	(4,397)	(792)	1,704	(1,962)

Total increase (decrease) in net assets	39,920	8,708	2,042	(4,090)	8,495	7,729	(668)

NET ASSETS:
Beginning of period	222,605	57,090	18,374	4,159	78,057	42,941	13,883

End of period	$262,525	$65,798	$20,416	$69	$86,552	$50,670	$13,215

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

7

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Service Class 2	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Large Cap Value Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$10	$107	$1,047	$232	$1,259	$1,703
Net realized gain (loss) on investments	5,983	-	5,081	(53)	79	(71)	7,664
Change in net unrealized appreciation (depreciation) on investments	587	-	(477)	416	3,733	1,444	11,761

Net increase (decrease) in net assets resulting from operations	6,570	10	4,711	1,410	4,044	2,632	21,128

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	-	1,603	2,404
Policy maintenance charges	(457)	(21)	(570)	(269)	(218)	(413)	(1,524)
Net transfers (to) from the Company and/or Subaccounts	-	-	(1)	-	-	1	-

Increase (decrease) in net assets resulting from Policy transactions	(457)	(21)	(571)	(269)	(218)	1,191	880

Total increase (decrease) in net assets	6,113	(11)	4,140	1,141	3,826	3,823	22,008

NET ASSETS:
Beginning of period	31,257	263	41,484	19,178	14,102	28,753	101,456

End of period	$37,370	$252	$45,624	$20,319	$17,928	$32,576	$123,464

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

8

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Growth Fund, Class 2	American Funds IS International Fund, Class 2	BNY Mellon Stock Index Fund, Inc., Initial Shares	DWS Core Equity VIP, Class A	DWS Small Cap Index VIP, Class A	Empower Aggressive Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$2,396	$449	$203	$128
Net realized gain (loss) on investments	(3)	13,802	(2,983)	19,928	2,955	(7,724)	(244)
Change in net unrealized appreciation (depreciation) on investments	3	(13,715)	2,657	21,610	6,230	7,721	876

Net increase (decrease) in net assets resulting from operations	-	87	(326)	43,934	9,634	200	760

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	4,007	-	-	-
Policy maintenance charges	-	-	-	(3,174)	(704)	(228)	(4,470)
Policy owners' benefits	-	(77,778)	(28,077)	(18,165)	-	(44,394)	-
Net transfers (to) from the Company and/or Subaccounts	(3)	-	-	15	(1)	1	-

Increase (decrease) in net assets resulting from Policy transactions	(3)	(77,778)	(28,077)	(17,317)	(705)	(44,621)	(4,470)

Total increase (decrease) in net assets	(3)	(77,691)	(28,403)	26,617	8,929	(44,421)	(3,710)

NET ASSETS:
Beginning of period	3	77,691	28,403	195,988	48,161	62,795	7,869

End of period	$-	$-	$-	$222,605	$57,090	$18,374	$4,159

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

9

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Bond Index Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$6	$2,379	$1,280	$404	$9	$7
Net realized gain (loss) on investments	(1,517)	-	3,046	1,158	107	3,781	-
Change in net unrealized appreciation (depreciation) on investments	1,467	-	360	1,110	397	4,120	-

Net increase (decrease) in net assets resulting from operations	(50)	6	5,785	3,548	908	7,910	7

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	2,316	1,158	-	-
Policy maintenance charges	-	(12)	(710)	(629)	(2,787)	(374)	(11)
Policy owners' benefits	(10,737)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(266)	-	-	-	2	267

Increase (decrease) in net assets resulting from Policy transactions	(10,737)	(278)	(710)	1,687	(1,629)	(372)	256

Total increase (decrease) in net assets	(10,787)	(272)	5,075	5,235	(721)	7,538	263

NET ASSETS:
Beginning of period	10,787	273	72,982	37,706	14,604	23,719	-

End of period	$-	$1	$78,057	$42,941	$13,883	$31,257	$263

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

10

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Invesco V.I. Global Real Estate Fund, Series I	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Large Cap Value Fund, Class IA	Royce Capital Fund Micro-Cap Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$141	$-	$944	$199	$1,148	$1,210	$-
Net realized gain (loss) on investments	5,485	(1,905)	(48)	54	(4,661)	4,693	-
Change in net unrealized appreciation (depreciation) on investments	513	1,726	(526)	537	4,133	10,509	-

Net increase (decrease) in net assets resulting from operations	6,139	(179)	370	790	620	16,412	-

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	1,603	2,404	-
Policy maintenance charges	(518)	-	(247)	(186)	(434)	(1,540)	-
Policy owners' benefits	-	(12,360)	-	-	(23,274)	-	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(2)	-	-	(1)	(1)	(5)

Increase (decrease) in net assets resulting from Policy transactions	(519)	(12,362)	(247)	(186)	(22,106)	863	(5)

Total increase (decrease) in net assets	5,620	(12,541)	123	604	(21,486)	17,275	(5)

NET ASSETS:
Beginning of period	35,864	12,541	19,055	13,498	50,239	84,181	5

End of period	$41,484	$-	$19,178	$14,102	$28,753	$101,456	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

11

COLI VUL-4 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.                  ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The COLI VUL-4 Series Account (the Separate Account), a variable life separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy holders based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Investments at fair value, and significant segment expenses are listed on the Statements of Operations.

If available under their Policy for Investment, Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the product in the Separate Account, but holders of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:
Individual Retirement Bonus Product

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 81 available Subaccount investment options, as follows:

Alger Small Cap Growth Portfolio, Class I-2
American Funds IS Global Small Capitalization Fund, Class 2 *
American Funds IS Growth Fund, Class 2
American Funds IS International Fund, Class 2
American Funds IS New World Fund, Class 2 *
BNY Mellon Stock Index Fund, Inc., Initial Shares
Davis Equity Portfolio *
Davis Financial Portfolio *
DWS Alternative Asset Allocation VIP, Class A *
DWS Core Equity VIP, Class A

12

DWS Global Small Cap VIP, Class A *
DWS High Income VIP, Class A *
DWS Small Cap Index VIP, Class A
DWS Small Mid Cap Value VIP, Class A *
Empower Aggressive Profile Fund, Investor Class
Empower Bond Index Fund, Investor Class
Empower Conservative Profile Fund, Investor Class *
Empower Core Bond Fund, Investor Class *
Empower Global Bond Fund, Investor Class *
Empower Government Money Market Fund, Investor Class(a)
Empower International Index Fund, Investor Class *
Empower International Value Fund, Investor Class *
Empower Large Cap Growth Fund, Investor Class *
Empower Large Cap Value Fund, Investor II Class *(a)
Empower Lifetime 2015 Fund, Investor Class *
Empower Lifetime 2025 Fund, Investor Class *
Empower Lifetime 2035 Fund, Investor Class *
Empower Lifetime 2045 Fund, Investor Class *
Empower Lifetime 2055 Fund, Investor Class *
Empower Mid Cap Value Fund, Investor Class *
Empower Moderate Profile Fund, Investor Class
Empower Moderately Aggressive Profile Fund, Investor Class
Empower Moderately Conservative Profile Fund, Investor Class
Empower Multi-Sector Bond Fund, Investor Class *
Empower Real Estate Index Fund, Investor Class *
Empower S&P Mid Cap 400 Index Fund, Investor Class *
Empower Short Duration Bond Fund, Investor Class *
Empower Small Cap Value Fund, Investor Class *
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class *
Empower U.S. Government Securities Fund, Investor Class *
Fidelity VIP Contrafund Portfolio, Service Class 2
Fidelity VIP Government Money Market Portfolio, Service Class(a)
Fidelity VIP Mid Cap Portfolio, Service Class 2
Goldman Sachs VIT Mid Cap Value Fund, Institutional Class *
Invesco V.I. EQV International Equity Fund, Series I *
Invesco V.I. Global Real Estate Fund, Series I
Invesco V.I. Main Street Mid Cap Fund, Series I *
Invesco V.I. Main Street Small Cap Fund, Series I *
Janus Henderson VIT Balanced Portfolio, Institutional Shares *
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares
Janus Henderson VIT Forty Portfolio, Institutional Shares *
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares *
Janus Henderson VIT Overseas Portfolio, Institutional Shares
Lord Abbett Series Fund Developing Growth Portfolio, Class VC *(a)
LVIP American Century Capital Appreciation Fund, Standard Class II *(a)
LVIP American Century Inflation Protection Fund, Service Class *(a)
LVIP American Century Value Fund, Standard Class II *(a)
LVIP JPMorgan Small Cap Core Fund, Standard Class *(a)
MFS VIT Research Series, Initial Class *
MFS VIT Value Series, Initial Class *
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I *
Neuberger Berman AMT Quality Equity Portfolio, Class I *(a)
Nomura VIP Small Cap Value Series, Service Class *(a)
PIMCO VIT High Yield Portfolio, Administrative Class *
PIMCO VIT Low Duration Portfolio, Administrative Class *
PIMCO VIT Real Return Portfolio, Administrative Class *

13

PIMCO VIT Total Return Portfolio, Administrative Class
Putnam VT Emerging Markets Equity Fund, Class IA *
Putnam VT Focused International Equity Fund, Class IA *
Putnam VT Global Asset Allocation Fund, Class IA *
Putnam VT High Yield Fund, Class IA *
Putnam VT Income Fund, Class IB *
Putnam VT Large Cap Growth Fund, Class IA *
Putnam VT Large Cap Value Fund, Class IA
Putnam VT Research Fund, Class IA *
Putnam VT Small Cap Value Fund, Class IA *
Putnam VT Sustainable Future Fund, Class IA *
Royce Capital Fund Micro-Cap Portfolio, Service Class
Royce Capital Fund Small-Cap Portfolio, Service Class *
T. Rowe Price Blue Chip Growth Portfolio, Class II *
VanEck VIP Global Resources Fund, Initial Class *

* Policy owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes tables below

Subaccount Changes: Name Changes
During 2025 and 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Delaware VIP Small Cap Value Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	May 1, 2024

Macquarie VIP Small Cap Value Series, Service Class	Nomura VIP Small Cap Value Series, Service Class	December 1, 2025

Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Neuberger Berman AMT Quality Equity Portfolio, Class I	July 28, 2025

Subaccount Change: Trading Commencement

During 2024, the following Subaccount commenced trading:

Subaccount Name	Date Trading Commenced
Fidelity VIP Government Money Market Portfolio, Service Class	June 14, 2024

Subaccount Changes: Liquidations

During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
Empower Government Money Market Fund, Investor Class	June 14, 2024
Empower Large Cap Value Fund, Investor II Class	September 19, 2025
Lord Abbett Series Fund Developing Growth Portfolio, Class VC	September 19, 2025
LVIP American Century Capital Appreciation Fund, Standard Class II	September 19, 2025
LVIP American Century Inflation Protection Fund, Service Class	September 19, 2025
LVIP JPMorgan Small Cap Core Fund, Standard Class	September 19, 2025

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Subaccount Changes: Reorganizations

During 2025, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Capital Appreciation Fund, Class I	LVIP American Century Capital Appreciation Fund, Standard Class II	April 24, 2024

American Century Investments VP Inflation Protection Fund, Class II	LVIP American Century Inflation Protection Fund, Service Class	April 24, 2024

American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 24, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

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2.                   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

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Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

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3.             PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Stock Index Fund, Inc., Initial Shares	$19,181	$3,134
DWS Core Equity VIP, Class A	6,596	810
DWS Small Cap Index VIP, Class A	1,315	252
Empower Aggressive Profile Fund, Investor Class	79	4,398
Empower Moderate Profile Fund, Investor Class	6,232	793
Empower Moderately Aggressive Profile Fund, Investor Class	5,170	612
Empower Moderately Conservative Profile Fund, Investor Class	1,259	2,542
Fidelity VIP Contrafund Portfolio, Service Class 2	5,788	457
Fidelity VIP Government Money Market Portfolio, Service Class	10	21
Fidelity VIP Mid Cap Portfolio, Service Class 2	5,162	570
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	1,047	269
Janus Henderson VIT Overseas Portfolio, Institutional Shares	232	218
PIMCO VIT Total Return Portfolio, Administrative Class	2,838	389
Putnam VT Large Cap Value Fund, Class IA	11,146	1,443

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4.             CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Alger Small Cap Growth Portfolio, Class I-2	-	-	-	0	*	0	*	(0)*
American Funds IS Growth Fund, Class 2	-	-	-	0	*	1,350		(1,350)
American Funds IS International Fund, Class 2	-	-	-	-		1,789		(1,789)
BNY Mellon Stock Index Fund, Inc., Initial Shares	62	49	13	72		433		(361)
DWS Core Equity VIP, Class A	-	15	(15)	-		14		(14)
DWS Small Cap Index VIP, Class A	-	6	(6)	-		1,342		(1,342)
Empower Aggressive Profile Fund, Investor Class	-	217	(217)	-		245		(245)
Empower Bond Index Fund, Investor Class	-	-	-	0	*	740		(740)
Empower Government Money Market Fund, Investor Class	-	-	-	0	*	19		(19)
Empower Moderate Profile Fund, Investor Class	-	48	(48)	-		46		(46)
Empower Moderately Aggressive Profile Fund, Investor Class	129	34	95	141		39		102
Empower Moderately Conservative Profile Fund, Investor Class	38	168	(130)	55		170		(115)
Fidelity VIP Contrafund Portfolio, Service Class 2	-	5	(5)	-		4		(4)
Fidelity VIP Government Money Market Portfolio, Service Class	-	2	(2)	26		1		25
Fidelity VIP Mid Cap Portfolio, Service Class 2	-	6	(6)	-		6		(6)
Invesco V.I. Global Real Estate Fund, Series I	-	-	-	-		306		(306)
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	-	9	(9)	-		9		(9)
Janus Henderson VIT Overseas Portfolio, Institutional Shares	-	4	(4)	-		4		(4)
PIMCO VIT Total Return Portfolio, Administrative Class	73	18	55	77		1,153		(1,076)
Putnam VT Large Cap Value Fund, Class IA	28	17	11	32		21		11
Royce Capital Fund Micro-Cap Portfolio, Service Class	-	-	-	0	*	0	*	0 *

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

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5.             EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received, assessed through a redemption of units, and recorded as Policy owners’ net payments within the Statements of Changes in Net Assets.	maximum charge of 10.0% of each premium received

Service Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50- $15 per Policy month

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted daily, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	A daily charge amounting to a per annum aggregate of 0.0% - 1.0% of the average daily net assets of the Subaccounts

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. If applicable, the charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 12 transfers in any calendar year

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. If applicable, the charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per partial withdrawal after the first partial withdrawal in the same Policy year

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. If applicable, the charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.02 - $83.33 per $1,000 of net amount at risk per month

Charge for Change of Death Benefit Option
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. If applicable, the charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	maximum charge of $100 per change

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6.             FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Alger Small Cap Growth Portfolio, Class I-2
2023	0	*	$242.80	$0	*	0.00%	16.49%
2022	-		-	0	*	0.00%	0.00%
2021	-		-	0	*	0.00%	0.00%
American Funds IS Global Small Capitalization Fund, Class 2
2023	0	*	21.36	0	*	0.00%	16.17%
2022	-		-	-		0.00%	(29.81)%
American Funds IS Growth Fund, Class 2
2024	-		-	-		0.00%	0.11%
2023	1		57.53	78		0.37%	38.48%
2022	1		41.55	57		0.32%	(29.94)%
2021	1		59.30	82		0.22%	21.99%
American Funds IS International Fund, Class 2
2024	-		-	-		0.00%	(1.15)%
2023	2		15.88	28		1.33%	15.84%
2022	2		13.71	25		1.75%	(20.79)%
2021	2		17.30	32		2.44%	(1.51)%
BNY Mellon Stock Index Fund, Inc., Initial Shares
2025	4		70.61	263		1.04%	17.53%
2024	4		60.08	223		1.17%	24.66%
2023	4		48.20	196		1.43%	25.93%
2022	4		38.27	155		1.35%	(18.32)%
2021	4		46.86	188		1.17%	28.41%
DWS Core Equity VIP, Class A
2025	1		60.33	66		0.79%	16.83%
2024	1		51.64	57		0.83%	20.08%
2023	1		43.00	48		0.92%	25.57%
2022	1		34.25	39		0.80%	(15.53)%
2021	1		40.54	46		0.76%	25.29%
DWS Small Cap Index VIP, Class A
2025	0	*	43.15	20		1.35%	12.64%
2024	0	*	38.31	18		1.08%	11.15%
2023	2		34.47	63		1.11%	16.76%
2022	2		29.52	54		0.91%	(20.64)%
2021	2		37.19	69		0.83%	14.51%
Empower Aggressive Profile Fund, Investor Class
2025	0	*	22.24	0	*	0.05%	17.42%
2024	0	*	18.94	4		2.15%	11.94%
2023	0	*	16.92	8		2.73%	16.94%
2022	1		14.47	11		1.47%	(15.17)%
2021	1		17.05	17		4.50%	19.51%

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	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Bond Index Fund, Investor Class
2024	-		$-	$-		0.00%	(0.47)%
2023	1		14.58	11		2.02%	5.02%
2022	1		13.88	10		1.16%	(13.68)%
2021	1		16.08	12		1.04%	1.46%
Empower Government Money Market Fund, Investor Class
2024	-		-	-		2.27%	2.28%
2023	0	*	14.30	0	*	4.44%	4.54%
2022	0	*	13.68	0	*	1.19%	1.22%
2021	0	*	13.52	0	*	0.00%	0.05%
Empower Moderate Profile Fund, Investor Class
2025	5		17.63	87		2.33%	11.96%
2024	5		15.74	78		3.10%	7.95%
2023	5		14.58	73		3.57%	11.93%
2022	5		13.03	66		2.23%	(12.02)%
2021	5		14.81	75		3.42%	11.94%
Empower Moderately Aggressive Profile Fund, Investor Class
2025	3		19.09	51		2.20%	13.79%
2024	3		16.78	43		3.12%	9.34%
2023	2		15.34	38		2.33%	13.60%
2022	2		13.51	32		1.60%	(13.09)%
2021	2		15.54	34		4.38%	14.27%
Empower Moderately Conservative Profile Fund, Investor Class
2025	1		15.87	13		2.23%	10.03%
2024	1		14.43	14		2.81%	6.45%
2023	1		13.55	15		3.07%	9.90%
2022	1		12.33	15		1.69%	(10.82)%
2021	1		13.83	19		3.00%	9.14%
Fidelity VIP Contrafund Portfolio, Service Class 2
2025	0	*	113.08	37		0.00%	21.19%
2024	0	*	93.30	31		0.03%	33.45%
2023	0	*	69.92	24		0.27%	33.12%
2022	0	*	52.52	18		0.27%	(26.49)%
2021	0	*	71.45	25		0.05%	27.52%
Fidelity VIP Government Money Market Portfolio, Service Class
2025	0	*	10.74	0	*	3.91%	4.03%
2024	0	*	10.32	0	*	4.00%	2.61%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2025	0	*	108.96	46		0.25%	11.49%
2024	0	*	97.73	41		0.35%	17.18%
2023	0	*	83.41	36		0.39%	14.80%
2022	0	*	72.65	32		0.27%	(14.97)%
2021	0	*	85.44	38		0.37%	25.31%

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	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Invesco V.I. Global Real Estate Fund, Series I
2024	-		$-	$-		0.10%	(1.43)%
2023	0	*	41.00	13		1.50%	9.05%
2022	0	*	37.59	12		2.91%	(24.94)%
2021	0	*	50.08	16		2.50%	25.71%
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares
2025	1		31.52	20		5.29%	7.40%
2024	1		29.35	19		4.94%	1.96%
2023	1		28.78	19		4.29%	5.50%
2022	1		27.28	18		2.49%	(13.66)%
2021	1		31.60	21		2.04%	(0.89)%
Janus Henderson VIT Overseas Portfolio, Institutional Shares
2025	0	*	57.34	18		1.45%	28.87%
2024	0	*	44.49	14		1.38%	5.84%
2023	0	*	42.04	13		1.53%	10.87%
2022	0	*	37.92	12		1.78%	(8.60)%
2021	0	*	41.49	14		1.16%	13.60%
PIMCO VIT Low Duration Portfolio, Administrative Class
2023	0	*	15.94	0	*	1.96%	4.97%
2022	0	*	15.18	0	*	0.64%	(5.65)%
2021	-		-	-		0.45%	0.00%
PIMCO VIT Total Return Portfolio, Administrative Class
2025	1		23.02	33		4.10%	8.89%
2024	1		21.14	29		4.03%	2.53%
2023	2		20.62	50		3.57%	5.93%
2022	2		19.47	47		2.62%	(14.30)%
2021	2		22.72	53		1.82%	(1.28)%
Putnam VT Large Cap Value Fund, Class IA
2025	1		94.42	123		1.55%	20.66%
2024	1		78.25	101		1.25%	19.46%
2023	1		65.51	84		2.16%	15.92%
2022	1		56.51	72		1.64%	(2.87)%
2021	1		58.18	73		1.36%	27.61%
Royce Capital Fund Micro-Cap Portfolio, Service Class
2023	0	*	23.43	0	*	0.00%	18.56%
2022	0	*	19.76	0	*	0.00%	(23.40)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

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7.             SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements

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